UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-9082
M FUND, INC.
(Exact name of registrant as specified in charter)
M Financial Plaza 1125 NW Couch Street, Suite 900 Portland, Oregon	97209
(Address of principal executive offices)	(Zip code)
Gerald J. Graves, President M Fund, Inc. M Financial Plaza 1125 NW Couch Street, Suite 900 Portland, Oregon 97209
(Name and address of agent for service)
With a copy to:
Frederick R. Bellamy, Esquire Sutherland Asbill & Brennan LLP 1275 Pennsylvania Avenue, N.W. Washington, D.C. 20004-2404
Registrant’s telephone number, including area code:	(503) 232-6960
Date of fiscal year end:	December 31, 2007
Date of reporting period:	January 1, 2007 – March 31, 2007

Item 1. Schedule of Investments.

The schedule of investments as of the close of the reporting period ending March 31, 2007, is filed herewith.

Brandes International Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2007

		Value
Shares		(Note 1)
	FOREIGN COMMON STOCKS—97.4%
	Bermuda—1.2%
203,083	Tyco International, Ltd.	$6,407,269
	Brazil—1.0%
319,900	Centrais Eletricas Brasileiras SA, SP ADR	3,588,318
56,717	Contax Participacoes SA, ADR	53,501
1,117	Tele Norte Leste Participacoes SA, ADR †	15,459
55,600	Telecomunicacoes Brasileiras SA, ADR	1,635,752
35,727	Vivo Participacoes SA, ADR	125,402
		5,418,432
	Canada—2.2%
782,479	Bombardier, Inc., Class B *	3,164,550
349,940	Nortel Networks Corp. *	8,416,057
		11,580,607
	France—9.8%
914,300	Alcatel Lucent	10,772,332
166,010	Carrefour SA	12,273,270
9,390	Carrefour SA 144A²	569,503
458,800	France Telecom SA	12,098,713
26,000	France Telecom SA 144A²	719,113
177,827	Sanofi-Aventis	15,481,883
		51,914,814
	Germany—8.6%
165,301	DaimlerChrysler AG †	13,573,409
251,800	Deutsche Post AG	7,630,636
997,200	Deutsche Telekom AG	16,510,035
28,900	Hypo Real Estate Holding	1,845,123
176,500	Infineon Technologies AG *	2,749,892
231,800	Infineon Technologies AG 144A ²	3,611,474
		45,920,569
	Italy—5.2%
629,780	Intesa Sanpaolo SpA	4,788,113
3,122,290	Telecom Italia Savings Shares	7,737,377
2,682,238	Telecom Italia SpA	7,685,342
809,200	UniCredito Italiano SpA	7,694,326
		27,905,158
	Japan—22.2%
144,400	Aiful Corp.	4,485,235
398,000	Dai Nippon Printing Co., Ltd.	6,279,397
243,038	Daiichi Sankyo Co., Ltd.	7,466,319
243,800	Fuji Photo Film Co., Ltd.	10,000,136

1

1,522,000	Hitachi, Ltd.	$11,838,210
191,700	Millea Holdings, Inc. Tokyo	7,112,688
982	Mitsubishi UFJ Financial Group, Inc.	11,114,458
816,000	Mitsui Sumitomo Insurance Co., Ltd.	10,270,309
1,882	Nippon Telegraph & Telephone Corp.	9,977,755
15,200	Nippon Telegraph & Telephone Corp., ADR	401,432
94,000	Ono Pharmaceutical Co., Ltd.	5,279,551
78,900	Rohm Co., Ltd.	7,177,610
181,200	Sony Corp.	9,236,559
209,000	Taisho Pharmaceutical Co., Ltd.	3,841,716
121,100	Takeda Pharmaceutical Co., Ltd.	7,966,156
140,290	Takefuji Corp.	5,646,938
		118,094,469
	Mexico—1.1%
182,100	Telefonos de Mexico SA de CV, Class L, SP ADR	6,082,140
	Netherlands—13.5%
310,190	ABN AMRO Holding NV	13,365,906
397,514	Aegon NV	7,931,701
158,900	Akzo Nobel NV	12,080,904
1,189,566	Koninklijke Ahold NV *	13,920,078
543,900	STMicroelectronics NV	10,481,613
322,482	Unilever NV CVA	9,401,714
159,647	Wolters Kluwer NV	4,795,298
		71,977,214
	New Zealand—0.4%
680,035	Telecom Corp. of New Zealand, Ltd. †	2,300,649
	Portugal—1.7%
686,408	Portugal Telecom SA	9,207,216
	Singapore—0.6%
143,105	Jardine Matheson Holdings, Ltd.	3,019,516
	South Korea—6.5%
260,000	Korea Electric Power Corp., SP ADR †	5,200,000
115,900	KT Corp., SP ADR *	2,595,001
161,700	LG Electronics, Inc.	11,033,202
17,000	Samsung Electronics Co., Ltd.	10,172,176
241,277	SK Telecom Co., Ltd., ADR	5,650,707
		34,651,086
	Spain—2.4%
564,783	Telefonica SA	12,462,657
502	Telefonica SA, ADR †	33,333
		12,495,990
	Sweden—0.8%
1,091,500	Ericsson (L.M.) Telephone ORD	4,015,050

2

	Switzerland—4.1%
40,200	Nestle SA, Registered	$15,691,727
16,540	Swisscom AG	5,992,408
		21,684,135
	United Kingdom—16.0%
585,300	British Sky Broadcasting Group Plc	6,499,355
1,024,022	BT Group Plc	6,124,043
461,807	GlaxoSmithKline Plc	12,701,925
320,640	HSBC Holdings Plc	5,615,343
4,282,500	ITV Plc	9,190,444
927,187	J Sainsbury Plc	10,031,079
672,638	Marks & Spencer Group Plc	8,959,047
335,275	Unilever Plc	10,106,226
2,567,701	Wm. Morrison Supermarkets Plc	15,608,603
		84,836,065
	Venezuela—0.1%
20,180	Compania Anonima Nacional Telefonos de Venezuela (CANTV), ADR	350,930
	TOTAL FOREIGN COMMON STOCKS (Cost $401,291,123)	517,861,309

Par				Value
Amount		Yield	Maturity	(Note 1)
	SHORT-TERM INVESTMENTS—2.7%
$3,652,240	American Beacon Funds (Money Market) ††	5.246%	04/02/2007	$3,652,240
944,759	Bank of America Corp. (Bank Note) ††	5.270%	05/08/2007	944,759
3,652,240	BGI Institutional Money Market Fund ††	5.281%	04/02/2007	3,652,240
944,759	Citigroup (Eurodollar Term) ††	5.310%	05/04/2007	944,759
3,652,240	Merrill Lynch & Company Repurchase Agreement dated March 30, 2007, due April 2, 2007 with a maturity amount of $3,658,848 collateralized by a government debt obligation with a market value of $3,725,296. ††	5.428%	04/02/2007	3,652,240
1,762,723	Svenska Handelsbanken (Eurodollar Overnight) ††	5.375%	04/02/2007	1,762,723
	TOTAL SHORT-TERM INVESTMENTS—(Cost $14,608,961)			14,608,961
	TOTAL INVESTMENTS AT MARKET VALUE—100.1% (Cost $415,900,084)			532,470,270
	Other Liabilities in Excess of Assets—(0.1%)			(689,078)
	NET ASSETS—100.0%			$531,781,192

3

Notes to the Portfolio of Investments:

ADR—American Depositary Receipt
SP ADR—Sponsored American Depositary Receipt
†	Denotes all or a portion of security on loan (Note 1).
*	Non-income producing security
²	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
††	Represents collateral received from securities lending transactions.

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these financial statements.

4

At March 31, 2007, industry sector diversification of the Brandes International Equity Fund’s investments as a percentage of net assets was as follows:

Percentage
of Net
Summary of Sector Classifications	Assets
Diversified Telecommunication Services	19.3%
Pharmaceuticals	9.9%
Food & Staples Retailing	9.8%
Commercial Banks	8.0%
Food Products	6.6%
Semiconductors & Semiconductor Equipment	6.5%
Insurance	4.7%
Communications Equipment	4.4%
Media	3.8%
Household Durables	3.8%
Automobiles	2.6%
Chemicals	2.3%
Electronic Equipment & Instruments	2.2%
Consumer Finance	1.9%
Leisure Equipment & Products	1.9%
Multiline Retail	1.7%
Electric Utilities	1.7%
Air Freight & Logistics	1.4%
Industrial Conglomerates	1.2%
Commercial Services & Supplies	1.2%
Wireless Telecommunication Services	1.0%
Aerospace & Defense	0.6%
Diversified Financial Services	0.6%
Thrifts & Mortgage Finance	0.3%
Short-Term Investments	2.7%
100.1%

1

Turner Core Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2007

		Value
Shares		(Note 1)
	COMMON STOCKS—98.8%
	Airlines—1.0%
33,370	UAL Corp. *	$1,273,733
	Apparel Retailers—0.8%
19,260	Under Armour, Inc.- Class A † *	988,038
	Banking—4.8%
45,320	American Express Co.	2,556,048
27,500	Banco Bilbao Vizcaya, SP ADR	675,125
8,640	Northern Trust Corp.	519,610
38,780	State Street Corp.	2,511,005
		6,261,788
	Beverages, Food & Tobacco—2.9%
19,590	Hansen Natural Corp. *	742,069
47,190	Pepsico, Inc.	2,999,396
		3,741,465
	Casinos/Gaming—1.0%
14,750	Las Vegas Sands Corp. *	1,277,498
	Chemicals—1.1%
25,470	Monsanto Co.	1,399,831
	Coal—0.7%
23,690	CONSOL Energy, Inc.	926,990
	Commercial Services—2.8%
15,830	Akamai Technologies, Inc. † *	790,234
23,980	Celgene Corp. *	1,257,991
42,600	Paychex, Inc.	1,613,262
		3,661,487
	Communication Services—1.2%
24,210	Leap Wireless International, Inc. † *	1,597,376
	Communications—3.1%
41,780	Crown Castle International Corp. † *	1,342,391
16,450	Network Appliance, Inc. *	600,754
45,120	Nokia Oyj, SP ADR †	1,034,150
25,800	QUALCOMM Inc.	1,100,628
		4,077,923
	Computer Software & Processing—7.2%
21,300	Electronic Arts, Inc. *	1,072,668
8,290	F5 Networks, Inc. *	552,777
35,740	Fiserv, Inc. *	1,896,364
8,910	Google, Inc., Class A *	4,082,206

1

24,730	Salesforce.com, Inc. † *	$1,058,939
16,010	SanDisk Corp. *	701,238
		9,364,192
	Computers & Information—6.8%
23,350	Apple Computer, Inc. *	2,169,449
125,150	Cisco Systems, Inc. *	3,195,080
49,920	Dell, Inc. *	1,158,643
37,040	International Game Technology	1,495,675
145,920	Sun Microsystems, Inc. *	876,979
		8,895,826
	Cosmetics & Personal Care—3.2%
7,860	Colgate-Palmolive Co.	524,969
57,080	Procter & Gamble Co. (The)	3,605,173
		4,130,142
	Electrical Equipment—4.3%
158,184	General Electric Co.	5,593,386
	Electronics—6.0%
40,390	Broadcom Corp., Class A *	1,295,307
12,370	Harman International Industries, Inc.	1,188,510
43,140	KLA-Tencor Corp.	2,300,225
5,470	Siemens AG, Sponsored ADR †	586,384
20,960	Sunpower Corp., Class A † *	953,680
50,200	Texas Instruments, Inc.	1,511,020
		7,835,126
	Financial Institutions—1.8%
14,620	Greenhill & Co., Inc. †	897,522
12,420	IntercontinentalExchange Inc. *	1,517,848
		2,415,370
	Financial Services—11.8%
130,760	Charles Schwab Corp. (The)	2,391,600
5,490	Chicago Mercantile Exchange, Inc.	2,923,205
18,070	Goldman Sachs Group, Inc.	3,733,804
15,920	Nymex Holdings, Inc. *	2,161,299
46,140	T. Rowe Price Group, Inc.	2,177,347
33,240	UBS AG †	1,975,453
		15,362,708
	Food and Beverage Products—0.4%
15,360	McCormick & Co., Inc.	591,667
	Food Retailers—1.0%
41,060	Starbucks Corp. *	1,287,642
	Health Care Providers—0.4%
6,400	Express Scripts, Inc. *	516,608
	Heavy Machinery—2.6%
31,990	Cameron International Corp. *	2,008,652
12,850	Deere & Co.	1,396,024
		3,404,676

2

	Insurance—1.5%
36,100	UnitedHealth Group, Inc.	$1,912,217
	Media—1.4%
78,240	News Corp., Class A	1,808,909
	Medical and Health Tech Services—0.9%
26,310	Thermo Fisher Scientific, Inc. *	1,229,993
	Medical Supplies—3.3%
32,270	Baxter International, Inc.	1,699,661
5,820	Intuitive Surgical, Inc. † *	707,537
20,210	Roper Industries, Inc.	1,109,125
21,310	St. Jude Medical, Inc. *	801,469
		4,317,792
	Medical & Bio-Technology—0.4%
15,660	Pharmaceutical Product Development, Inc.	527,585
	Metals—2.0%
37,760	Cameco Corp.	1,545,894
10,500	Precision Castparts Corp.	1,092,525
		2,638,419
	Mining—0.5%
10,310	Freeport-McMoran Copper & Gold, Inc., Class B	682,419
	Oil & Gas—6.1%
11,700	Marathon Oil Corp.	1,156,311
35,040	Schlumberger, Ltd.	2,421,264
75,360	Williams Co., Inc.	2,144,746
42,183	XTO Energy, Inc.	2,312,050
		8,034,371
	Oil Services—2.1%
16,710	Novartis AG, ADR	912,867
19,720	Shire PLC, SP ADR	1,220,668
15,250	Southwestern Energy Co. *	624,945
		2,758,480
	Pharmaceuticals—3.8%
12,690	Allergan, Inc.	1,406,306
30,200	Gilead Sciences, Inc. *	2,310,300
13,830	Roche Holding AG, SP ADR	1,217,828
		4,934,434
	Real Estate—1.4%
54,830	CB Richard Ellis Group, Inc., Class A *	1,874,089
	Retailers—1.0%
39,620	CVS Corp. †	1,352,627
	Telephone Systems—5.9%
170,770	Level 3 Communications, Inc. † *	1,041,697
45,410	NII Holdings, Inc., Class B † *	3,368,514
27,690	Rogers Communications, Inc., Class B †	907,124
116,760	Time Warner Telecom, Inc., Class A † *	2,425,105
		7,742,440

3

	Textiles, Clothing & Fabrics—2.0%
29,430	Coach, Inc. *	$1,472,972
12,660	Polo Ralph Lauren Corp.	1,115,979
		2,588,951
	Transportation—1.2%
31,690	CH Robinson Worldwide, Inc. †	1,513,198
	Water Companies—0.4%
26,083	Aqua America, Inc. †	585,563
	TOTAL COMMON STOCKS (Cost $114,880,810)	129,104,959

Par				Value
Amount		Yield	Maturity	(Note 1)
	SHORT-TERM INVESTMENTS—13.7%
$4,469,760	American Beacon Funds (Money Market) ††	5.246%	04/02/2007	$4,469,760
1,156,235	Bank of America Corp. (Bank Note) ††	5.270%	05/08/2007	1,156,235
4,469,760	BGI Institutional Money Market Fund ††	5.281%	04/02/2007	4,469,760
1,156,235	Citigroup (Eurodollar Term) ††	5.310%	05/04/2007	1,156,235
4,469,760	Merrill Lynch & Company Repurchase Agreement dated March 30, 2007, due April 2, 2007 with a maturity amount of $4,477,847 collateralized by a government debt obligation with a market value of $4,559,169. ††	5.428%	04/02/2007	4,469,760
2,157,291	Svenska Handelsbanken (Eurodollar Overnight) ††	5.375%	04/02/2007	2,157,291
	TOTAL SHORT-TERM INVESTMENTS—(Cost $17,879,041)			17,879,041
	TOTAL INVESTMENTS AT MARKET VALUE—112.5% (Cost $132,759,851)			146,984,000
	Other Liabilities in Excess of Assets—(12.5%)			(16,380,917)
	NET ASSETS—100.0%			$130,603,083

Notes to the Portfolio of Investments:

ADR—American Depositary Receipt
SP ADR—Sponsored American Depositary Receipt
†	Denotes all or a portion of security on loan (Note 1).
*	Non-income producing security
††	Represents collateral received from securities lending transactions.

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these financial statements.

4

At March 31, 2007, industry sector diversification of the Turner Core Growth Fund’s investments as a percentage of net assets was as follows:

Summary of Sector Classifications	Percentage of Net Assets
Basic Materials	3.6%
Communications	11.6%
Consumer Cyclical	5.8%
Consumer Non-Cyclical	19.1%
Energy	8.9%
Financial	21.3%
Industrial	8.1%
Technology	20.0%
Utilities	0.4%
Short-Term Investments	13.7%
Total	112.5%

1

Frontier Capital Appreciation Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2007

Shares		Value (Note 1)
	COMMON STOCKS—93.4%
	Aerospace & Defense—1.4%
34,550	Goodrich Corp.	$1,778,634
47,390	Orbital Sciences Corp. † *	888,089
		2,666,723
	Automotive—2.9%
28,700	Autoliv, Inc.	1,639,057
51,200	CarMax, Inc. *	1,256,448
47,300	Navistar International Corp. *	2,163,975
9,300	Oshkosh Truck Corp.	492,900
		5,552,380
	Banking—0.6%
43,400	Capitalsource, Inc., REIT †	1,090,642
	Beverages, Food & Tobacco—0.4%
42,500	Hercules, Inc. *	830,450
	Business Services—1.2%
89,000	Cv Therapeutics, Inc. † *	700,430
114,700	Harris Interactive, Inc. *	691,641
42,700	Providence Service Corp. † *	1,012,844
		2,404,915
	Chemicals—1.3%
14,800	Cabot Microelectronics Corp. † *	495,948
95,200	Chemtura Corp.	1,040,536
9,800	FMC Corp.	739,214
25,000	US BioEnergy Corp. *	286,750
		2,562,448
	Coal—0.3%
23,300	Massey Energy Co.	558,967
	Commercial Services—8.8%
36,600	AMN Healthcare Services, Inc. *	827,892
26,000	Clean Harbors, Inc. † *	1,175,720
26,240	Fluor Corp.	2,354,253
39,380	Jacobs Engineering Group, Inc. *	1,837,077
19,900	Magellan Health Services, Inc. *	835,800
66,400	Omnicare, Inc. †	2,640,728
16,900	Portfolio Recovery Associates, Inc. † *	754,585
199,700	Regeneration Technologies, Inc. *	1,447,825
52,300	Republic Services, Inc.	1,454,986
15,740	Ritchie Bros. Auctioneers, Inc.	921,105
63,400	Sotheby’s Holdings, Inc., Class A †	2,820,032
		17,070,003

	Communication Services—0.7%
27,400	Ciena Corp. *	$765,830
23,400	Global Crossing, Ltd. † *	643,500
		1,409,330
	Communications—5.4%
9,400	Andrew Corp. † *	99,546
17,320	Arris Group, Inc. *	243,866
27,342	Avid Technology, Inc. † *	953,689
87,500	C-COR, Inc. *	1,212,750
60,400	ECI Telecom, Ltd. *	495,280
100,800	Harmonic, Inc. *	989,856
8,360	Harris Corp.	425,942
28,300	Itron, Inc. † *	1,840,632
314,900	Mindspeed Technologies, Inc. *	683,333
24,300	Polycom, Inc. *	809,919
91,800	Seachange International, Inc. *	747,252
248,620	Sonus Networks, Inc. † *	2,006,363
		10,508,428
	Computer Software—2.0%
81,300	Amdocs, Ltd. *	2,965,824
35,300	Manhattan Associates, Inc. *	968,279
		3,934,103
	Computer Software & Processing—4.0%
82,700	BEA Systems, Inc. *	958,493
19,960	CheckFree Corp. *	740,316
42,400	Cognex Corp.	918,808
76,300	Eclipsys Corp. † *	1,470,301
43,300	Electronics for Imaging, Inc. *	1,015,385
33,470	Perot Systems Corp., Class A *	598,109
16,300	Synopsys, Inc. *	427,549
26,700	WebEx Communications, Inc. † *	1,518,162
		7,647,123
	Computers & Information—2.3%
38,250	Diebold, Inc. †	1,824,907
37,200	Global Imaging Systems, Inc. *	725,400
26,900	Komag, Inc. † *	880,437
57,700	Western Digital Corp. *	969,937
		4,400,681
	Containers & Packaging—2.4%
190,800	Crown Holdings, Inc. *	4,666,968
	Electric Utilities—0.4%
57,000	Citizens Communications Co.	852,150
	Electronics—15.0%
76,900	Actel Corp. *	1,270,388
42,590	Anaren, Inc. *	750,010
39,900	ATMI, Inc. † *	1,219,743
70,000	Cree, Inc. † *	1,152,200

40,900	Cymer, Inc. *	$1,699,395
23,350	Cypress Semiconductor Corp. *	433,142
56,400	Fairchild Semiconductor International, Inc. *	943,008
11,700	Franklin Electric Co., Inc. †	544,050
10,300	Harman International Industries, Inc.	989,624
20,800	Hutchinson Technology, Inc. *	485,680
76,720	Integrated Device Technology, Inc. *	1,183,022
18,100	International Rectifier Corp. *	691,601
27,275	JDS Uniphase Corp. † *	415,398
76,100	MEMC Electronic Materials, Inc. *	4,610,138
35,660	Mercury Computer Systems, Inc. *	494,604
61,600	Microsemi Corp. † *	1,281,896
58,640	National Semiconductor Corp.	1,415,570
46,600	Netlogic Microsystems, Inc. † *	1,240,492
157,700	PMC-Sierra, Inc. † *	1,105,477
73,000	Power-One, Inc. *	417,560
18,900	Rogers Corp. *	838,215
29,600	Saifun Semiconductors, Ltd. † *	347,800
30,700	Semtech Corp. *	413,836
36,100	Silicon Laboratories, Inc. † *	1,080,112
18,200	SiRF Technology Holdings, Inc. † *	505,232
202,770	Skyworks Solutions, Inc. *	1,165,928
29,400	Teradyne, Inc. † *	486,276
7,700	Thomas & Betts Corp. *	375,914
38,370	Trimble Navigation, Ltd. *	1,029,851
28,585	Zoran Corp. *	486,517
		29,072,679
	Entertainment & Leisure—1.7%
67,200	Macrovision Corp. *	1,683,360
21,600	NetFlix, Inc. † *	500,904
176,600	TiVo, Inc. † *	1,121,410
		3,305,674
	Financial Services—1.9%
58,970	E*Trade Financial Corp. *	1,251,343
50,200	MarketAxess Holdings, Inc. *	840,348
30,200	Thomas Weisel Partners Group, Inc. *	574,404
41,400	Waddell & Reed Financial, Inc., Class A	965,448
		3,631,543
	Forest Products & Paper—0.9%
42,844	Longview Fibre Co., REIT	1,055,248
52,620	Smurfit-Stone Container Corp. *	592,501
		1,647,749
	Health Care Providers—3.9%
57,600	Cross Country Healthcare, Inc. *	1,050,048
22,040	Express Scripts, Inc. *	1,779,069
216,900	Hooper Holmes, Inc. *	969,543
35,150	Matria Healthcare, Inc. † *	926,554
28,100	Pediatrix Medical Group, Inc. *	1,603,386

24,500	Radiation Therapy Services, Inc. † *	$750,680
48,600	VistaCare, Inc., Class A † *	422,820
		7,502,100
	Heavy Machinery—4.3%
90,820	Chicago Bridge & Iron Co., NV	2,792,715
24,100	Intermec, Inc. † *	538,394
26,500	Kadant, Inc. *	672,040
40,900	Kaydon Corp.	1,740,704
14,200	National-Oilwell Varco, Inc. *	1,104,618
28,600	Pall Corp.	1,086,800
12,500	Pentair, Inc.	389,500
		8,324,771
	Home Construction, Furnishings & Appliances—0.7%
57,400	Digital Theater Systems, Inc. *	1,390,802
	Insurance—0.5%
37,400	Montpelier Re Holdings, Ltd.	648,516
16,000	Onebeacon Insurance Group, Ltd.	400,000
		1,048,516
	Machinery—0.3%
11,000	Watsco, Inc.	561,770
	Medical and Health Products—0.3%
42,400	Merit Medical Systems, Inc. *	532,120
	Medical and Health Tech Services—3.8%
12,800	Cooper Companies, Inc.	622,336
18,100	DaVita, Inc. *	965,092
67,800	Genomic Health, Inc. *	1,175,652
17,400	Healthways, Inc. † *	813,450
54,300	ICON Plc, ADR *	2,313,180
47,300	Illumina, Inc. † *	1,385,890
		7,275,600
	Medical Supplies—4.3%
30,200	Advanced Medical Optics, Inc. † *	1,123,440
92,600	Cyberonics, Inc. † *	1,739,028
176,200	Dexcom, Inc. † *	1,384,932
39,100	Intralase Corp. *	976,718
8,860	Millipore Corp. *	642,084
37,480	STERIS Corp.	995,469
60,400	Wright Medical Group, Inc. *	1,346,316
		8,207,987
	Medical & Bio-Technology—0.8%
46,400	Pharmaceutical Product Development, Inc.	1,563,216
	Metals—3.6%
26,300	Brush Engineered Materials *	1,274,761
13,900	CommScope, Inc. *	596,310
138,300	Couer D’alene Mines Corp. *	568,413
89,800	Hecla Mining Co. *	813,588

16,200	Hubbell, Inc., Class B	$781,488
18,700	NCI Building Systems, Inc. *	892,738
22,700	RTI International Metals, Inc. † *	2,065,927
		6,993,225
	Mining—0.8%
22,100	Freeport-McMoran Copper & Gold, Inc., Class B	1,462,799
	Oil & Gas—5.3%
31,800	Core Laboratories NV *	2,665,794
18,411	ENSCO International, Inc.	1,001,558
10,000	GlobalSantaFe Corp.	616,800
36,300	InterOil Corp. † *	965,580
17,880	Noble Corp.	1,406,798
157,460	Talisman Energy, Inc.	2,764,998
10,400	Transocean, Inc. *	849,680
		10,271,208
	Pharmaceuticals—1.8%
32,844	Charles River Laboratories International, Inc. *	1,519,363
70,400	Momenta Pharmaceuticals, Inc. † *	912,384
30,780	Parexel International Corp. *	1,107,157
		3,538,904
	Restaurants—1.1%
22,100	Cheesecake Factory (The) *	588,965
11,800	Panera Bread Co. † *	696,908
48,000	Triarc Cos., Class B	825,120
		2,110,993
	Retailers—1.5%
55,040	Dollar Tree Stores, Inc. *	2,104,730
66,100	ValueVision Media, Inc., Class A *	816,996
		2,921,726
	Telephone Systems—2.5%
49,200	ADTRAN, Inc. †	1,198,020
15,900	Global Payments, Inc.	541,554
230,131	Level 3 Communications, Inc. † *	1,403,799
21,800	NII Holdings, Inc., Class B *	1,617,124
		4,760,497
	Textiles, Clothing & Fabrics—1.2%
54,900	Albany International Corp., Class A †	1,973,106
26,900	Quiksilver, Inc. *	312,040
		2,285,146

	Transportation—3.1%
35,100	Kansas City Southern † *	$1,248,858
46,700	Kirby Corp. *	1,633,566
39,700	Landstar System, Inc. †	1,819,848
38,360	Swift Transportation Co., Inc. *	1,195,298
		5,897,570
	TOTAL COMMON STOCKS (Cost $128,722,476)	180,461,906

		Expiration Date	Value (Note 1)
	RIGHTS—0.0%
9,800	Veritas Software Corp., Rights * (Cost $0)	N/A	$0

Par Amount		Yield	Maturity	Value (Note 1)
	SHORT-TERM INVESTMENTS—21.2%
$10,244,380	American Beacon Funds (Money Market) ††	5.246%	04/02/2007	$10,244,380
2,650,010	Bank of America Corp. (Bank Note) ††	5.270%	05/08/2007	2,650,010
10,244,380	BGI Institutional Money Market Fund ††	5.281%	04/02/2007	10,244,380
2,650,010	Citigroup (Eurodollar Term) ††	5.310%	05/04/2007	2,650,010
10,244,380	Merrill Lynch & Company Repurchase Agreement dated March 30, 2007, due April 2, 2007 with a maturity amount of $10,262,914 collateralized by a government debt obligation with a market value of $10,449,298. ††	5.428%	04/02/2007	10,244,380
4,944,361	Svenska Handelsbanken (Eurodollar Overnight) ††	5.375%	04/02/2007	4,944,361
	TOTAL SHORT-TERM INVESTMENTS— (Cost $40,977,521)			40,977,521
	TOTAL INVESTMENTS AT MARKET VALUE—114.6% (Cost $169,699,997)			221,439,427
	Other Liabilities in Excess of Assets—(14.6%)			(28,168,066)
	NET ASSETS—100.0%			$193,271,361

Notes to the Portfolio of Investments:

ADR—American Depositary Receipt
REIT—Real Estate Investment Trust
†	Denotes all or a portion of security on loan (Note 1).
*	Non-income producing security
††	Represents collateral received from securities lending transactions.

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these financial statements.

At March 31, 2007, industry sector diversification of the Frontier Capital Appreciation Fund’s investments as a percentage of net assets was as follows:

Percentage
of Net
Summary of Sector Classifications	Assets
Basic Materials	5.7%
Communications	8.6%
Consumer Cyclical	8.0%
Consumer Non-Cyclical	26.4%
Energy	5.6%
Financial	3.0%
Industrial	12.4%
Technology	23.3%
Utilities	0.4%
Short-Term Investments	21.2%
Total	114.6%

1

Business Opportunity Value Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2007

		Value
Shares		(Note 1)
	COMMON STOCKS—96.2%
	Aerospace & Defense—8.2%
27,650	Boeing Co.	$2,458,361
25,600	General Dynamics	1,955,840
16,600	Textron, Inc.	1,490,680
		5,904,881
	Apparel Retailers—2.1%
87,600	Gap (The), Inc.	1,507,596
	Banking—5.5%
44,790	Bank of America Corp.	2,285,186
47,150	U.S. Bancorp	1,648,835
		3,934,021
	Beverages, Food & Tobacco—1.6%
22,600	Anheuser-Busch Cos., Inc.	1,140,396
	Communication Services—5.0%
15,700	Liberty Capital, Series A *	1,736,263
36,700	Liberty Interactive, Series A *	874,194
40,600	Virgin Media, Inc.	1,025,150
		3,635,607
	Computers & Information—3.9%
69,300	Hewlett-Packard Co.	2,781,702
	Electronics—3.7%
66,800	Intel Corp.	1,277,884
131,300	LSI Logic Corp. † *	1,370,772
		2,648,656
	Financial Services—17.3%
32,250	Citigroup, Inc.	1,655,715
48,700	Countrywide Financial Corp.	1,638,268
15,600	Credit Suisse Group, ADR	1,120,548
45,050	JP Morgan Chase & Co.	2,179,519
12,600	Legg Mason, Inc. †	1,187,046
20,100	Lehman Brothers Holdings, Inc.	1,408,407
26,800	Merrill Lynch & Co.	2,188,756
18,800	UBS AG	1,117,284
		12,495,543
	Heavy Machinery—2.1%
19,700	National-Oilwell Varco, Inc. *	1,532,463
	Industrial Products—1.7%
9,800	Continental AG, SP ADR	1,262,000

1

	Insurance—2.6%
35,300	UnitedHealth Group, Inc.	$1,869,841
	Machinery—3.1%
42,800	American Standard Cos., Inc.	2,269,256
	Medical - HMO—2.4%
21,450	WellPoint, Inc. *	1,739,595
	Medical Supplies—3.9%
58,400	Agilent Technologies, Inc. *	1,967,496
17,700	Medtronic, Inc.	868,362
		2,835,858
	Metals—3.7%
16,700	Precision Castparts Corp.	1,737,635
12,900	Teck Cominco, Ltd., Class B	897,840
		2,635,475
	Oil & Gas—8.2%
12,350	ChevronTexaco Corp.	913,406
24,400	Devon Energy Corp.	1,688,968
15,400	EOG Resources, Inc.	1,098,636
18,500	GlobalSantaFe Corp.	1,141,080
13,000	Transocean, Inc. *	1,062,100
		5,904,190
	Pharmaceuticals—8.4%
42,800	Amgen, Inc. *	2,391,664
47,285	Biogen Idec, Inc. *	2,098,508
26,700	Genzyme Corp. *	1,602,534
		6,092,706
	Restaurants—1.6%
25,450	McDonald’s Corp.	1,146,523
	Telephone Systems—9.6%
42,950	Alltel Corp.	2,662,900
28,000	America Movil SA de CV, Class L, ADR	1,338,120
34,200	China Mobile, Ltd., SP ADR	1,533,870
72,400	Sprint Nextel Corp.	1,372,704
		6,907,594
	Transportation—1.6%
24,750	TNT NV, ADR †	1,139,738
	TOTAL COMMON STOCKS (Cost $63,033,217)	69,383,641

2

Par				Value
Amount		Yield	Maturity	(Note 1)
	SHORT-TERM INVESTMENTS—5.3%
$962,569	American Beacon Funds (Money Market) ††	5.246%	04/02/2007	$962,569
248,997	Bank of America Corp. (Bank Note) ††	5.270%	05/08/2007	248,997
962,569	BGI Institutional Money Market Fund ††	5.281%	04/02/2007	962,569
248,997	Citigroup (Eurodollar Term) ††	5.310%	05/04/2007	248,997
962,569	Merrill Lynch & Company Repurchase Agreement dated March 30, 2007, due April 2, 2007 with a maturity amount of $964,310 collateralized by a government debt obligation with a market value of $981,823. ††	5.428%	04/02/2007	962,569
464,575	Svenska Handelsbanken (Eurodollar Overnight) ††	5.375%	04/02/2007	464,575
	TOTAL SHORT-TERM INVESTMENTS— (Cost $3,850,276)			3,850,276
	TOTAL INVESTMENTS AT MARKET VALUE—101.5% (Cost $66,883,493)			73,233,917
	Other Liabilities in Excess of Assets—(1.5%)			(1,082,760)
	NET ASSETS—100.0%			$72,151,157

Notes to the Portfolio of Investments:

ADR—American Depositary Receipt

SP ADR—Sponsored American Depositary Receipt

†	Denotes all or a portion of security on loan (Note 1).
*	Non-income producing security
††	Represents collateral received from securities lending transactions.

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these financial statements.

3

At March 31, 2007, industry sector diversification of the Business Opportunity Value Fund’s investments as a percentage of net assets was as follows:

Summary of Sector Classifications	Percentage of Net Assets
Basic Materials	3.7%
Communications	14.6%
Consumer Cyclical	3.8%
Consumer Non-Cyclical	17.9%
Energy	8.2%
Financial	25.4%
Industrial	15.0%
Technology	7.6%
Short-Term Investments	5.3%
Total	101.5%

1

M Fund, Inc.
Notes to the Portfolios of Investments

M Fund, Inc. (the “Company”) was incorporated in Maryland on August 11, 1995 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of March 31, 2007, the Company consisted of four separate diversified investment portfolios: Brandes International Equity Fund, Turner Core Growth Fund, Frontier Capital Appreciation Fund and Business Opportunity Value Fund (collectively the “Funds”), each of which is, in effect, a separate mutual fund.

1. Significant Accounting Policies

The following is a summary of significant accounting policies for the Funds. Such policies are in conformity with accounting principles generally accepted in the United States of America for investment companies and are consistently followed by the Funds in the preparation of the portfolios of investments.

Portfolio Valuation

Equity securities and other similar investments traded on a recognized U.S. securities exchange are valued at the last sale price on the exchange on which the securities are traded. If no sale occurs, equity securities traded on a U.S. exchange are valued at the mean between the closing bid and closing asked price. Equity securities and other similar investments traded on the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) are valued at the NASDAQ Official Closing Price. If no sale occurs, equity securities traded on NASDAQ are valued at the mean between the closing bid and closing asked price. Equity securities and other similar investments traded on a foreign exchange are generally valued according to the latest closing values on that exchange prior to the close of the New York Stock Exchange. Equity securities traded on a foreign exchange for which no sale occurs are valued at the official bid price. Unlisted equity securities for which market quotations are readily available are valued at the last sale price or, if no sale occurs, at the mean between the last bid and last asked price. Debt securities and other fixed-income investments of the Funds with a remaining maturity of sixty-one days or more will be valued at prices supplied by independent pricing agents approved by the Company’s Board of Directors. Short-term obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Amortized cost valuation involves initially valuing a security at its cost, and thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. Securities for which there are no readily available market quotations or whose market value does not, in the Pricing Committee’s opinion, reflect fair value, are valued at fair value using methods determined in good faith by the Company’s Board of Directors, including, without limitation: fundamental analytical data relating to the investment in the portfolio security; financial statements of the issuer; cost at date of purchase; size of holding; special reports prepared by analysts; information as to any transactions or offers with respect to the portfolio security or asset; existence of merger proposals or tender offers affecting the portfolio security; and price and extent of public trading in similar securities of the issuer or compatible companies and other relevant matters.

Security Lending

The Funds have a securities lending program whereby each Fund may loan its portfolio securities in an amount up to 33 1/3% of its total assets. The Funds receive cash (US currency), US Government or US Government agency obligations as collateral against the loaned securities. To the extent that a loan is collateralized by cash, such collateral is invested by the securities lending agent in short-term instruments, money market mutual funds and other short-term investments that meet certain quality and diversification requirements. All collateral received will be in an amount at least equal to 102% (for loans of US securities) or 105% (for loans of non-US securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined each day at the close of business of the Funds and any additional required collateral is delivered to the Fund the next day. The collateral received is recorded on a lending Fund’s statement of assets and liabilities, along with the related obligation to return the collateral. Should the borrower of the securities fail financially, there is a risk of delay in the recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers that are deemed to be of good financial standing. Any dividends or interest payable by the issuers of the loaned portfolio securities, during the time that the securities are on loan, are paid to the borrowers of those securities. Dividend or interest payments that are made to borrowers of the loaned securities are reimbursed by the borrowers to the Funds. Such reimbursement amounts do not comprise qualified dividend income under the United States Internal Revenue Code.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers, is the source of the Fund’s securities lending income, which is divided between the Fund and Investors Bank & Trust Company, as the securities lending agent. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders’ fees, which are also divided between the Fund and Investors Bank & Trust Company, as the securities lending agent and the total amount of the lenders’ fees is recorded as securities lending income for the applicable Fund.

At March 31, 2007, the value of the securities on loan and the value of the related collateral were as follows:

	Market Value of Loaned Securities	Collateral Value
Brandes International Equity Fund	$13,901,505	$14,608,961
Turner Core Growth Fund	17,238,840	17,879,041
Frontier Capital Appreciation Fund	39,145,883	40,977,521
Business Opportunity Value Fund	3,648,578	3,850,276

2. Tax Basis Net Unrealized Appreciation / Depreciation

At March 31, 2007, aggregated gross unrealized appreciation for investment securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for investment securities in which there is an excess of tax cost over value were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized Depreciation	Tax Basis Net Unrealized Appreciation
Brandes International Equity Fund	$415,900,138	$124,581,693	$(8,011,561)	$116,570,132
Turner Core Growth Fund	133,065,822	15,710,116	(1,791,938)	13,918,178
Frontier Capital Appreciation Fund	170,571,074	56,505,307	(5,636,954)	50,868,353
Business Opportunity Value Fund	67,058,132	7,383,991	(1,208,206)	6,175,785

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report on Form N-Q, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that the information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

M Fund, Inc.
By:	/s/ Gerald J. Graves
Gerald J. Graves, President (as Principal Executive Officer)
Date	May 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Gerald J. Graves
Gerald J. Graves, President (as Principal Executive Officer)
Date	May 22, 2007
By:	/s/ David Lees
David Lees, Secretary / Treasurer (as Principal Financial Officer)
Date	May 22, 2007